Supplemental Disclosure of Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Cash paid for interest	$ 13,059	$ 13,060	$ 13,094
Cash paid for income taxes (net of refunds)	$ 29,836	$ 18,558	$ 12,305